Submission	Mar. 16, 2026
Submission [Line Items]
Central Index Key	0001948864
Registrant Name	HEALTHY CHOICE WELLNESS CORP.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES